Investment Property (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property [text block]
Investment property movements are detailed as follows:

	Lands	Buildings	Total
	ThCh $	ThCh $	ThCh $
As of January 1, 2017
Historic cost	4,729,639	2,279,475	7,009,114
Depreciation	-	(755,287)	(755,287)
Book Value	4,729,639	1,524,188	6,253,827

As of December 31, 2017
Additions	-	17,588	17,588
Depreciation	-	(49,909)	(49,909)
Convertion effect (depreciation)	(270,804)	(165,236)	(436,040)
Conversion effect	-	30,893	30,893
Changes	(270,804)	(157,664)	(428,468)
Book Value	4,458,835	1,366,524	5,825,359

As of December 31, 2017
Historic cost	4,458,835	2,131,827	6,590,662
Depreciation	-	(765,303)	(765,303)
Book Value	4,458,835	1,366,524	5,825,359

As of December 31, 2018
Additions	-	3,613	3,613
Depreciation	-	(49,728)	(49,728)
Convertion effect (depreciation)	(429,377)	(269,737)	(699,114)
Conversion effect	-	68,416	68,416
Other increases (decreases) (1)	2,695,795	871,615	3,567,410
Changes	2,266,418	624,179	2,890,597
Book Value	6,725,253	1,990,703	8,715,956

As of December 31, 2018
Historic cost	6,725,253	2,737,318	9,462,571
Depreciation	-	(746,615)	(746,615)
Book Value	6,725,253	1,990,703	8,715,956
(1) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”. See
Note 4 - Accounting changes, letter b)
.